PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2022 USD ($) MW	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 48,205	$ 48,205
Additions, net		(95)
Transfer from construction work-in-progress		598
Acquisitions through business combinations		21
Disposals		(97)
Items recognized through OCI:
Change in fair value		(2)
Foreign exchange		(622)
Items recognized through net income:
Depreciation		(790)
Ending balance		47,218
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	$ 1,227	1,227
Additions, net		1,027
Transfer to property, plant and equipment		(598)
Acquisitions through business combinations		692
Items recognized through OCI:
Change in fair value		19
Foreign exchange		9
Construction in progress, ending balance		2,376
Total property, plant and equipment, at fair value		49,594		$ 49,432
248 MW Development Wind Portfolio in Brazil
Items recognized through OCI:
Economic interest held	25.00%
248 MW Development Wind Portfolio in Brazil | Brookfield Renewable and Institutional Partners
Items recognized through OCI:
Wind power capacity, generation facilities (in MW) | MW	248
Acquisitions through asset acquisitions	$ 11
10 MW Operating Wind Asset in China
Items recognized through OCI:
Economic interest held	25.00%
10 MW Operating Wind Asset in China | Brookfield Renewable and Institutional Partners
Items recognized through OCI:
Wind power capacity, generation facilities (in MW) | MW	10
Acquisitions through asset acquisitions	$ 17
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	31,513	31,513
Additions, net		6
Transfer from construction work-in-progress		95
Acquisitions through business combinations		0
Disposals		(97)
Items recognized through OCI:
Change in fair value		(2)
Foreign exchange		(288)
Items recognized through net income:
Depreciation		(311)
Ending balance		30,916
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	278	278
Additions, net		84
Transfer to property, plant and equipment		(95)
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value		0
Foreign exchange		8
Construction in progress, ending balance		275
Total property, plant and equipment, at fair value		31,191		31,791
Right-of-use asset not subject to revaluation, disposal		65	$ 69
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,115	9,115
Additions, net		(101)
Transfer from construction work-in-progress		284
Acquisitions through business combinations		0
Disposals		0
Items recognized through OCI:
Change in fair value		0
Foreign exchange		(123)
Items recognized through net income:
Depreciation		(284)
Ending balance		8,891
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	295	295
Additions, net		441
Transfer to property, plant and equipment		(284)
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value		19
Foreign exchange		(6)
Construction in progress, ending balance		465
Total property, plant and equipment, at fair value		9,356		9,410
Right-of-use asset not subject to revaluation, disposal		170	174
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,389	7,389
Additions, net		0
Transfer from construction work-in-progress		218
Acquisitions through business combinations		21
Disposals		0
Items recognized through OCI:
Change in fair value		0
Foreign exchange		(217)
Items recognized through net income:
Depreciation		(179)
Ending balance		7,232
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	649	649
Additions, net		498
Transfer to property, plant and equipment		(218)
Acquisitions through business combinations		692
Items recognized through OCI:
Change in fair value		0
Foreign exchange		7
Construction in progress, ending balance		1,628
Total property, plant and equipment, at fair value		8,860		8,038
Right-of-use asset not subject to revaluation, disposal		174	186
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	188	188
Additions, net		0
Transfer from construction work-in-progress		1
Acquisitions through business combinations		0
Disposals		0
Items recognized through OCI:
Change in fair value		0
Foreign exchange		6
Items recognized through net income:
Depreciation		(16)
Ending balance		179
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	$ 5	5
Additions, net		4
Transfer to property, plant and equipment		(1)
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value		0
Foreign exchange		0
Construction in progress, ending balance		8
Total property, plant and equipment, at fair value		187		$ 193
Right-of-use asset not subject to revaluation, disposal		$ 2	$ 2